SUBSEQUENT EVENTS (Details Narrative) - USD ($)								3 Months Ended	6 Months Ended
		Aug. 03, 2022	Jul. 29, 2022	Jun. 02, 2022	Mar. 31, 2022	Jan. 28, 2022	Sep. 13, 2018	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Shares issued, value	[1]							$ 25,100
Seamless Group Inc [Member]
Subsequent Event [Line Items]
Share price per share									$ 0.001		$ 0.001		$ 0.001
Payments of dividends									$ 1,912,014
Seamless Group Inc [Member] | 2018 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Restricted stock issued during period, shares							2,591,543
Share based options awarde							978,397
Exercise price of share option							$ 12.87
Seamless Group Inc [Member] | Dynamic Indonesia Holdings Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage												51.00%
Subsequent Event [Member] | Seamless Group Inc [Member] | 2022 Incentive Plan [Member]
Subsequent Event [Line Items]
Restricted stock issued during period, shares			6,093,000
Subsequent Event [Member] | Tranglo Sdn. Bhd. [Member] | Seamless Group Inc [Member]
Subsequent Event [Line Items]
Common stock, dividends, per share, declared					$ 14.2094	$ 14.2213
Subsequent Event [Member] | Tranglo Sdn. Bhd. [Member] | Seamless Group Inc [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued, value					$ 2,379,259	$ 2,381,242
Payments of dividends					$ 951,704	$ 952,497
Subsequent Event [Member] | Tranglo Sdn. Bhd. [Member] | RM [Member] | Seamless Group Inc [Member]
Subsequent Event [Line Items]
Common stock, dividends, per share, declared					$ 59.7223	$ 59.7223
Subsequent Event [Member] | Dynamic Indonesia Holdings Limited [Member] | Seamless Group Inc [Member]
Subsequent Event [Line Items]
Shares issued, value				$ 1,000,000
Issuance of Class B Ordinary Share to Sponsor, shares				5,000
Shares issued, each tranche				1,000
Subsequent Event [Member] | First Tranche [Member] | Seamless Group Inc [Member] | Dynamic Indonesia Holdings Ltd [Member]
Subsequent Event [Line Items]
Ownership percentage				51.43%
Subsequent Event [Member] | First Tranche [Member] | Dynamic Indonesia Holdings Limited [Member] | Seamless Group Inc [Member]
Subsequent Event [Line Items]
Shares issued, value				$ 200,000
Issuance of Class B Ordinary Share to Sponsor, shares				1,000
Subsequent Event [Member] | FINTECH Merger Sub-Corp [Member] | Business Combination Agreement [Member]
Subsequent Event [Line Items]
Business consideration transferred		$ 400,000,000
Share price per share		$ 0.0001
Share price		$ 10.00

[1]	Effective on November 18, 2021, the Subscription Agreement was amended and restated to reflect an additional issuance to Sponsor of 801,833 Founder Share by virtue of the upsize of the offering. Hence, an aggregate of 5,833,083 founder shares of Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the upsize of the offering.